Hartford US Quality Growth ETF Average Annual Total Returns	12 Months Ended	13 Months Ended	26 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Hartford US Quality Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.54%	30.01%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	36.71%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	27.94%	21.57%	14.28%	12.70%
Hartford US Quality Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.97%	29.50%
Hartford US Quality Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.98%	22.64%
Hartford US Quality Growth ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.13%	29.66%